OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
                   Supplement dated July 15, 1997 to the
                     Prospectus dated January 8, 1997

The Prospectus is changed as follows:

1.   The Supplement dated May 1, 1997 is replaced with this
Supplement.

2.   The first footnote under the "Shareholder Transaction
Expenses" table on page 3 is revised to read as follows:

       1. If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans", as defined in "Class A Contingent Deferred Sales Charge" on page 30) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares", below.

3. The third sentence in the sub-section captioned "Who Manages the Fund " in "A Brief Overview of the Fund" on page 6, is revised to read as follows:

     Effective July 15, 1997, the Fund s portfolio manager, who is primarily responsible for the selection of the Fund s securities, is Jerry A. Webman.

4. The sub-section captioned Portfolio Manager in How the Fund is Managed-The Manager and Its Affiliates on page 19 is revised as follows:

     Effective July 15, 1997, the Fund s portfolio manager is Jerry
     A. Webman. Mr. Webman is a Senior Vice President of the Manager and Vice President of the Fund and is the individual principally responsible for the day-to-day management of the Fund s portfolio. Mr. Webman also serves as an officer and portfolio manager of other Oppenheimer funds. Previously he was an officer and analyst with Prudential Mutual Fund - Investment Management, Inc.

5.   The second sentence in the sub-section captioned  "Class A
Shares" in "How to Buy Shares-Classes of Shares" on page 26 is replaced by the following:

     If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

6. The following sentence is added to the end of the sub-section captioned "How Does it Affect Payments To My Broker?" in "How to
Buy Shares-Which Class of Shares Should You Choose?" on page 28:

     The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

7.   The following sub-paragraph is added to "Class A Contingent
Deferred Sales Charge" in "How to Buy Shares-Buying Class A Shares" on page 30:

        purchases by a retirement plan qualified under section
401(a) if the retirement plan has total plan assets of $500,000 or more.

8.   The first sentence in the second paragraph of "Class A
Contingent Deferred Sales Charge" in "How to Buy Shares-Buying
Class A Shares" on page 31 is replaced by the following:

     The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

9.   The first sentence in the third paragraph of "Class A
Contingent Deferred Sales Charge" in "How to Buy Shares-Buying
Class A Shares" page 31 is replaced by the following:

     If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.
                                                                [continued]
10. The third sentence of the second paragraph of "Right of Accumulation" in "Reduced Sales Charges for Class A Share
Purchases" on page 32 is replaced by the following:

     The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies."

11. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" in "Waivers of Class A Sales Charges" on page 34 is revised, and an additional sub-paragraph is added by the following:

         if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

        if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

12. The following sub-paragraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions" in "Waivers of Class A Sales Charges" on page 35:

        for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

        for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

13. The following sentence is added to the end of the fifth paragraph in the sub-paragraph "Distribution and Service Plans for Class B and Class C Shares" in "Buying Class C Shares" on page 37:
                                                                [continued]
     If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

14. The following is added as a new penultimate sentence to the sixth paragraph in the sub-section captioned "Distribution and Service Plans for Class B and Class C shares" on page 37:

     If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

15. The introductory phrase in the fifth sub-paragraph of "Waivers for Redemptions of
Shares in Certain Cases" in "Waivers of Class B and Class C Sales
Charges" on page 38 is
replaced with the following and a new sub-section (6) is added as follows:

        distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans . . . or (6) for loans to participants or beneficiaries.

16. The following sub-paragraph is added at the end of "Waiver for Shares Sold or Issued in Certain Transactions" in "Waivers of
Class B and Class C Sales Charges" on page 39:

        Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

17. The section captioned "Special Investor Services" on page 39 is revised by adding the following after the sub-section captioned "PhoneLink":

     Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

July 15, 1997                                                    PSP855.010

                 Oppenheimer Limited-Term Government Fund
                   Supplement dated July 15, 1997 to the
         Statement of Additional Information Dated January 8, 1997

The Statement of Additional Information is amended as follows:

1. The first biographical paragraph in the section How the Fund is Managed on page 19 for David Rosenberg is replaced with the following:

     Jerry A. Webman, Vice President and Portfolio Manager; Age 46 Two World Trade Center, New York, New York 10048-0203
     Senior Vice President of the Manager, an officer of other
     Oppenheimer funds; previously an officer and analyst with Prudential Mutual Fund - Investment Management, Inc.

July 15, 1997                                                   SAI0855.004